Income Taxes - Income tax (benefit)/expense on income/(loss)by jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Total current	$ 18,541	$ 20,616	$ 14,445
Total deferred	(8,340)	(14,967)	(35,738)
Income tax expense	10,201	5,649	(21,293)
U.K.
Income Taxes
U.K., Current	677	1,014	(142)
U.K., Deferred	0	85	(427)
U.S.
Income Taxes
U.S. Federal, Current	6,917	6,395	5,202
U.S. State, Current	988	2,146	833
U.S. Federal, Deferred	(824)	(5,465)	(10,648)
U.S. State, Deferred	(223)	(227)	(142)
Other
Income Taxes
Other, Current	9,959	11,061	8,552
Other, Deferred	$ (7,293)	$ (9,360)	$ (24,521)